Prepayments, Deposits and Other Assets, Net (Details Textual)	12 Months Ended
Dec. 31, 2018
Prepayments, Deposits and Other Assets, Net (Textual)
Maturity period, Description	The bank notes payable and bank borrowings are generally short term in nature due to their short maturity period of three months to one year.
Prepaid Expenses and Other Current Assets [Member]
Prepayments, Deposits and Other Assets, Net (Textual)
Maturity period, Description	The maturity of these loans are generally within one or two years.